Expenses by nature (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Personnel expenses	R$ 2,676,511	R$ 2,416,099	R$ 2,130,860
Transaction and client services costs	1,689,001	1,301,837	1,049,673
Marketing expenses and sales commissions	1,030,925	874,947	668,017
Depreciation and amortization	912,401	775,478	715,510
Expenses by nature third parties services	247,908	223,017	213,652
Other expenses	325,555	312,844	144,565
Total	R$ 6,882,301	R$ 5,904,222	R$ 4,922,277